UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill
      Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

Merrill Lynch Retirement Reserves Money Fund

Schedule of Investments as of January 31, 2005                    (in Thousands)

                                                                               Face            Interest       Maturity
Issue                                                                         Amount           Rate*           Date        Value
===================================================================================================================================
Certificate of Deposit - 1.4%
===================================================================================================================================
Citibank, NA                                                                 $ 25,000           2.28%         2/22/2005  $   24,998
                                                                               38,000           2.50          4/06/2005      37,987
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificate of Deposit (Cost - $63,000)                                                                                62,985
===================================================================================================================================
Certificates of Deposit - European - 2.8%
===================================================================================================================================
Barclays Bank Plc, London                                                      25,000           2.46          3/21/2005      24,998
-----------------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland, London                                                    25,000           2.41          3/10/2005      24,998
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale, London                                                       51,000           2.00          3/07/2005      50,978
                                                                               25,000           2.45          3/17/2005      24,998
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - European (Cost - $125,999)                                                                  125,972
===================================================================================================================================
Certificates of Deposit - Yankee - 4.7%
===================================================================================================================================
Canadian Imperial Bank of Commerce, NY                                         67,000           2.53+         2/15/2006      67,000
-----------------------------------------------------------------------------------------------------------------------------------
Credit Agricole Indosuez, NY                                                   80,000           2.30+         4/19/2005      79,997
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc, NY                                                 10,000           3.15          1/18/2006       9,995
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, NY                                                       51,000           2.34+         9/08/2005      50,980
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $207,978)                                                                    207,972
===================================================================================================================================
Commercial Paper - 21.7%
===================================================================================================================================
Amstel Funding Corp.                                                           40,000           2.47          3/29/2005      39,837
-----------------------------------------------------------------------------------------------------------------------------------
Aspen Funding Corp.                                                            15,000           2.36          2/16/2005      14,984
                                                                               25,000           2.14          3/25/2005      24,906
-----------------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC                                                             50,000           2.29          2/03/2005      49,990
-----------------------------------------------------------------------------------------------------------------------------------
Beta Finance Inc.                                                              22,000           2.25          2/15/2005      21,978
                                                                               15,000           2.02          3/22/2005      14,947
-----------------------------------------------------------------------------------------------------------------------------------
CAFCO, LLC                                                                     25,000           2.51          4/04/2005      24,887
-----------------------------------------------------------------------------------------------------------------------------------
CRC Funding, LLC                                                               25,000           2.52          4/05/2005      24,885
-----------------------------------------------------------------------------------------------------------------------------------
Chariot Funding LLC                                                            13,000           2.48          2/22/2005      12,980
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings Inc.                                         25,000           2.50          3/09/2005      24,936
-----------------------------------------------------------------------------------------------------------------------------------
Dorada Finance Inc.                                                            50,000           2.04          3/24/2005      49,817
-----------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization, LLC                                               25,000           2.47          2/28/2005      24,952
                                                                               26,109           2.00          3/14/2005      26,034
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                                 25,000           1.75          2/02/2005      24,997
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc                                                     25,000           1.75          2/10/2005      24,984
                                                                               38,000          2.405          3/16/2005      37,884
                                                                               25,000           2.53          4/07/2005      24,881
-----------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp.                                                   19,475           2.43          2/17/2005      19,453
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                 52,000          2.455+         3/11/2005      52,000
                                                                               31,000          2.455+         3/25/2005      31,000
-----------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                              27,000           2.37          3/07/2005      26,937
-----------------------------------------------------------------------------------------------------------------------------------
Old Line Funding, LLC                                                          25,513           2.36          2/18/2005      25,483
                                                                               39,689           2.45          2/23/2005      39,627
                                                                               25,000           2.50          3/03/2005      24,946
-----------------------------------------------------------------------------------------------------------------------------------
Santander Central Hispano Finance, Inc.                                        50,000           1.80          2/11/2005      49,964
                                                                               50,000           1.98          3/14/2005      49,856
-----------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.                                                    13,000           2.31          2/07/2005      12,994
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance Inc.                                                             25,000           2.53          4/07/2005      24,881
-----------------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB                                               50,000           2.49+         1/23/2006      50,000
-----------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC                                                        35,000           2.50          3/03/2005      34,925
-----------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp.                                                         30,000           2.33          2/07/2005      29,986
                                                                               25,000           2.46          2/25/2005      24,957
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $965,030)                                                                                    964,888
===================================================================================================================================
Corporate Notes - 19.4%
===================================================================================================================================
ASIF Global Financing                                                          15,000            2.51+        2/23/2006      15,000

Merrill Lynch Retirement Reserves Money Fund

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                                                                               Face            Interest       Maturity
Issue                                                                         Amount           Rate*            Date        Value
===================================================================================================================================
Corporate Notes (concluded)
===================================================================================================================================
American Honda Finance Corp.                                                 $ 15,000           2.55% +       3/07/2005  $   15,002
                                                                               10,000          2.763+         7/22/2005      10,005
                                                                               25,000           2.14+         8/04/2005      25,000
                                                                               36,000           2.36+         8/15/2005      36,018
-----------------------------------------------------------------------------------------------------------------------------------
Associates Corp. of North America                                              34,000          2.649+         6/27/2005      34,000
-----------------------------------------------------------------------------------------------------------------------------------
Beta Finance Inc.                                                              51,000          2.398+         9/12/2005      51,002
-----------------------------------------------------------------------------------------------------------------------------------
Blue Heron Funding IX, Class A                                                 15,000           2.56+         2/23/2005      15,000
-----------------------------------------------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                                                       32,000           2.31+         2/24/2005      32,000
                                                                               25,000           2.31+         2/25/2005      24,998
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                                 62,500           2.58+         2/17/2006      62,500
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                      53,300           2.47+         2/15/2006      53,300
-----------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp.                                                        28,000          2.519+        10/28/2005      27,999
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.                                                          83,000           2.61+         2/24/2005      83,016
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding Inc.                                          13,000           2.52+         2/15/2006      13,000
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                 50,000           2.60+         8/15/2005      50,000
                                                                               22,000           2.39+         2/03/2006      22,000
                                                                               14,000           2.48+         2/15/2006      14,000
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society                                                    13,000           2.579+        1/27/2006      13,000
-----------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                              23,000           2.49+         1/09/2006      23,000
-----------------------------------------------------------------------------------------------------------------------------------
Permanent Financing (No-6) Plc                                                 23,000           2.40+         6/10/2005      23,000
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                    25,700           2.12+        11/04/2005      25,700
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                           34,500           2.42+         1/10/2006      34,500
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance Inc.                                                             82,000           2.31+         3/10/2005      81,999
                                                                               15,000           2.43+         3/15/2005      15,000
                                                                               52,000          2.435+         5/16/2005      51,997
-----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                                          11,000           2.45+         1/11/2006      11,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $863,038)                                                                                     863,036
===================================================================================================================================
Funding Agreements - 5.0%
===================================================================================================================================
GE Life and Annuity Assurance Co. #                                            50,000           2.45+         6/07/2005      50,000
-----------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. #                                          50,000           2.47+         5/02/2005      50,000
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co. #                                              32,000           2.50+         2/01/2005      32,000
-----------------------------------------------------------------------------------------------------------------------------------
Monumental Life Insurance Co. #                                                30,000          2.535+         5/16/2005      30,000
-----------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. #                                                  40,000           2.48+         5/27/2005      40,000
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Insurance Co. #                                                      20,000           2.45+         3/01/2005      20,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $222,000)                                                                                  222,000
===================================================================================================================================
U.S. Government, Agency & Instrumentality Obligations - Discount - 3.1%
===================================================================================================================================
Fannie Mae                                                                     62,900          1.213          2/04/2005      62,885
                                                                               13,000           7.00          7/15/2005      13,248
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                    25,000          1.245          2/08/2005      24,988
                                                                               38,000           1.16          3/08/2005      37,911
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality Obligations -
Discount (Cost - $139,139)                                                                                                  139,032
===================================================================================================================================
U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 39.9%
===================================================================================================================================
Fannie Mae                                                                     78,000           2.23+         2/18/2005      77,994
                                                                              104,000           2.42+         2/18/2005     103,999
                                                                               21,100           1.45          7/08/2005      20,985
                                                                              127,500          2.285+         7/29/2005     127,490
                                                                              140,000           2.38+         8/17/2005     139,977
                                                                              102,000           2.30+         8/29/2005     101,972
                                                                               13,000           2.10         10/21/2005      12,916

Merrill Lynch Retirement Reserves Money Fund

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                                                                               Face            Interest       Maturity
                                                                              Amount           Rate*            Date        Value
===================================================================================================================================
U.S. Government, Agency & Instrumentality Obligations - Non-Discount (concluded)
===================================================================================================================================
Fannie Mae                                                                   $ 12,390           2.25%         2/17/2006  $   12,267
(concluded)                                                                     7,000           1.80          4/20/2006       6,878
                                                                                8,700           2.55          6/01/2006       8,586
                                                                                7,800           1.98          6/26/2006       7,656
                                                                               10,000           3.00          9/20/2006       9,940
-----------------------------------------------------------------------------------------------------------------------------------
Federal Farm                                                                   46,400           2.27+         2/28/2005      46,400
Credit Banks                                                                   24,000          2.435+         3/24/2005      23,995
                                                                               36,000           2.31+         5/06/2005      35,998
                                                                              132,500          2.315+         7/05/2005     132,509
                                                                               13,400           2.32+        12/05/2005      13,403
                                                                               23,000          2.424+         2/21/2006      22,995
                                                                               28,000           2.42+         5/19/2006      27,993
                                                                                9,900           2.15          7/21/2006       9,729
                                                                               25,000           2.30+         8/16/2006      24,992
                                                                               76,000           2.29+        12/22/2006      75,986
                                                                               15,000           2.45+         2/20/2008      14,995
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home                                                                   78,400          1.625          4/15/2005      78,234
Loan Banks                                                                     62,500          1.625          6/15/2005      62,262
                                                                               21,400           1.42          6/30/2005      21,292
                                                                               38,000          2.275+         7/15/2005      37,998
                                                                               83,000          2.454+         7/26/2005      82,992
                                                                               13,000           1.75          8/15/2005      12,922
                                                                               47,500           1.50          8/26/2005      47,127
                                                                               51,000          2.345+         9/12/2005      50,988
                                                                               52,000           2.38+         9/16/2005      51,990
                                                                               12,500           2.40          5/03/2006      12,364
                                                                               50,000          2.105+         5/10/2006      49,983
                                                                               25,000           2.21+         5/19/2006      24,991
                                                                               38,000           2.28+         6/01/2006      37,971
                                                                                5,560           2.25          6/23/2006       5,478
                                                                               15,000           3.25         11/29/2006      14,948
                                                                               12,500           3.45          1/10/2007      12,491
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                    12,400          3.875          2/15/2005      12,407
                                                                               25,000           1.42          3/01/2005      24,979
                                                                               11,000           2.41         11/04/2005      10,948
                                                                               13,000           2.30         11/17/2005      12,923
                                                                               13,000           2.35         12/09/2005      12,917
                                                                               15,000           2.20         12/30/2005      14,873
                                                                               15,000           2.15          1/30/2006      14,844
                                                                                7,500           2.15          2/17/2006       7,418
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality Obligations -
Non-Discount (Cost - $1,777,345)                                                                                          1,774,995
===================================================================================================================================
Repurchase Agreements - 2.4%
===================================================================================================================================

Face
Amount                         Issue
-----------------------------------------------------------------------------------------------------------------------------------
$106,786                       UBS Securities LLC, purchased on 1/31/2005 to yield 2.50% to 2/01/2005,
                               repurchase price $106,793, collateralized by Freddie Mac, due 2/15/2006 to 11/02/200         106,786
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $106,786)                                                                               106,786
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $4,470,315**) - 100.4%                                                                          4,467,666

Liabilities in Excess of Other Assets - (0.4%)                                                                              (17,717)
                                                                                                                         ----------
Net Assets - 100.0%                                                                                                      $4,449,949
                                                                                                                         ==========

Merrill Lynch Retirement Reserves Money Fund

Schedule of Investments as of January 31, 2005 (concluded)

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securites are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at January 31, 2005.
** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                $ 4,470,334
                                                                    ===========
      Gross unrealized appreciation                                 $        66
      Gross unrealized depreciation                                      (2,734)
                                                                    -----------
      Net unrealized depreciation                                   $    (2,668)
                                                                    ===========

+     Floating rate note.
#     Restricted security as to resale, representing 5% of net assets.

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                            Acquisition
      Issue                                    Date          Cost         Value
      --------------------------------------------------------------------------
      GE Life and Annuity Assurance Co.      6/03/2004    $  50,000    $  50,000
      Jackson National Life Insurance Co.    5/03/2004       50,000       50,000
      Metropolitan Life Insurance Co.        2/02/2004       32,000       32,000
      Monumental Life Insurance Co.          5/18/2004       30,000       30,000
      New York Life Insurance Co.            5/28/2004       40,000       40,000
      Travelers Insurance Co.                3/01/2004       20,000       20,000
      --------------------------------------------------------------------------
      Total                                               $ 222,000    $ 222,000
                                                          =========    =========

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                        Net             Dividend
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Premier Institutional Fund        (12,822)            $ 2
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 21, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 21, 2005